UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 May 10, 2006

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$1,086,253

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    44007   975127 SH       SOLE                   971407              3720
                                                              2962    65640 SH       OTHER                   60900              4740
ALLSTATE CORP                  COM              020002101      448     8600 SH       SOLE                     8600
                                                              1563    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    45165   683390 SH       SOLE                   680882              2508
                                                              3724    56344 SH       OTHER                   54558              1786
AMGEN INC                      COM              031162100    36474   501360 SH       SOLE                   499480              1880
                                                              2712    37275 SH       OTHER                   34465              2810
AUTOMATIC DATA                 COM              053015103    41453   907462 SH       SOLE                   903837              3625
                                                              4294    94012 SH       OTHER                   85312              8700
BANK NEW YORK INC              COM              064057102    44425  1232669 SH       SOLE                  1228959              3710
                                                             10936   303438 SH       OTHER                  173738            129700
BIOMET INC                     COM              090613100    32210   906827 SH       SOLE                   902877              3950
                                                              1870    52642 SH       OTHER                   51942               700
COCA COLA                      COM              191216100      234     5600 SH       SOLE                     5600
                                                               293     6996 SH       OTHER                    6996
COLGATE PALMOLIVE CO           COM              194162103      502     8800 SH       SOLE                     8800
                                                                29      500 SH       OTHER                     500
COSTCO WHOLESALE CORP NEW      COM              22160K105    45255   835575 SH       SOLE                   832190              3385
                                                              2395    44230 SH       OTHER                   43530               700
DELL INC.                      COM              24702R101    38943  1308552 SH       SOLE                  1304107              4445
                                                              2567    86260 SH       OTHER                   85360               900
EBAY INC                       COM              278642103    43975  1127570 SH       SOLE                  1123430              4140
                                                              3468    88920 SH       OTHER                   84020              4900
ECOLAB INC                     COM              278865100    35428   927439 SH       SOLE                   923554              3885
                                                              2018    52840 SH       OTHER                   52540               300
EMC CORP-MASS                  COM              268648102    33596  2464839 SH       SOLE                  2454139             10700
                                                              1443   105855 SH       OTHER                  104055              1800
FASTENAL CO                    COM              311900104      556    11750 SH       SOLE                    11750
                                                                95     2000 SH       OTHER                    1200               800
FISERV, INC.                   COM              337738108    42591  1000954 SH       SOLE                   997144              3810
                                                              2619    61560 SH       OTHER                   60810               750
GENERAL ELECTRIC CO            COM              369604103    38731  1113603 SH       SOLE                  1108538              5065
                                                              2866    82391 SH       OTHER                   81966               425
GENTEX CORP                    COM              371901109    35126  2011799 SH       SOLE                  2004589              7210
                                                              2087   119505 SH       OTHER                  112505              7000
GETTY IMAGES INC COM           COM              374276103    32742   437257 SH       SOLE                   435617              1640
                                                              2166    28925 SH       OTHER                   27725              1200
HARLEY-DAVIDSON INC            COM              412822108    42952   827917 SH       SOLE                   825142              2775
                                                              3337    64325 SH       OTHER                   60925              3400
INTEL CORP                     COM              458140100    35593  1829032 SH       SOLE                  1822847              6185
                                                              4341   223076 SH       OTHER                  191476             31600
JOHNSON & JOHNSON              COM              478160104    38017   641967 SH       SOLE                   639477              2490
                                                              3890    65687 SH       OTHER                   57387              8300
MEDTRONIC INC                  COM              585055106    40353   795139 SH       SOLE                   792124              3015
                                                              2751    54211 SH       OTHER                   53811               400
MERCK & CO INC                 COM              589331107       28      801 SH       SOLE                      801
                                                               176     5000 SH       OTHER                    5000
MGIC INVT CORP WIS             COM              552848103      880    13200 SH       SOLE                    13200
                                                                27      400 SH       OTHER                     400
MICROSOFT CORP                 COM              594918104    49137  1805826 SH       SOLE                  1798941              6885
                                                              7018   257935 SH       OTHER                  222135             35800
OMNICOM GROUP INC              COM              681919106    38289   459928 SH       SOLE                   458138              1790
                                                              2211    26560 SH       OTHER                   26360               200
SLM CORPORATION                COM              78442P106    40741   784394 SH       SOLE                   781444              2950
                                                              2645    50930 SH       OTHER                   49130              1800
STATE STREET CORP              COM              857477103    42731   707123 SH       SOLE                   704548              2575
                                                              2544    42091 SH       OTHER                   41891               200
WALGREEN CO COM                COM              931422109    37377   866613 SH       SOLE                   863408              3205
                                                              2622    60785 SH       OTHER                   56985              3800
XTO ENERGY INC COM             COM              98385X106    43677  1002455 SH       SOLE                   998595              3860
                                                              2946    67610 SH       OTHER                   66610              1000